Severance Indemnities and Pension Plans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Domestic, Japan | Pension Benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	¥ 13,938	¥ 16,104
Interest cost on projected benefit obligation	15,195	12,041
Expected return on plan assets	(49,708)	(48,224)
Amortization of net actuarial loss (gain)	(14,284)	(9,002)
Amortization of prior service cost	73	(355)
Gain on settlements and curtailment	(8,916)	(7,683)
Other	143	(110)
Net periodic benefit cost (income)	(43,559)	(37,229)
Foreign offices and subsidiaries | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	6,429	7,731
Interest cost on projected benefit obligation	4,551	4,423
Expected return on plan assets	(5,702)	(6,202)
Amortization of net actuarial loss (gain)	990	276
Amortization of prior service cost	(227)	(416)
Gain on settlements and curtailment	0	0
Other	(130)	(956)
Net periodic benefit cost (income)	5,911	4,856
Foreign offices and subsidiaries | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	55	47
Interest cost on projected benefit obligation	568	643
Expected return on plan assets	(714)	(835)
Amortization of net actuarial loss (gain)	(19)	61
Amortization of prior service cost	(215)	(225)
Gain on settlements and curtailment	0	0
Other	0	(301)
Net periodic benefit cost (income)	¥ (325)	¥ (610)